CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2010
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS

5. CASH AND CASH EQUIVALENTS

        Cash and cash equivalents as of December 31, 2010 and 2009 comprised the following:

	December 31,
	2010	2009
Ruble current accounts	$413,139	$577,603
Ruble deposit accounts	93,271	1,059,105
U.S. Dollar current accounts	215,375	217,586
U.S. Dollar deposit accounts	28,002	12,000
Euro current accounts	17,142	602,825
Euro deposit accounts	11,288	4,161
Hryvna current accounts	9,535	1,260
Hryvna deposit accounts	35,753	2,768
Uzbek som current accounts	91,236	26,922
Uzbek som deposit accounts	—	662
Turkmenian manat current accounts	10,568	21,020
Armenian dram current accounts	2,160	2,683
Other	225	415

Total cash and cash equivalents	$927,694	$2,529,010